UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, DC 20549

FORM N-PX

ANNUAL REPORT OF PROXY VOTING RECORD OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-22759

The Private Shares Fund
(Exact name of registrant as specified in charter)

88 Pine Street, Suite 3101

New York, NY 10005
(Address of principal executive offices) (Zip code)

Cogency Global, Inc.

c/o The Private Shares Fund

850 New Burton Rd. Ste. 201

City of Dover, County of Kent, Delaware 19904

(Name and address of agent for service)

Copy to:

Dechert LLP

One Bush Street, Suite 1600

San Francisco, CA 94104-4446

Registrant's telephone number, including area code: (800) 834-8707

Date of fiscal year end: December 31

Date of reporting period: July 1, 2021 – June 30, 2022

Item 1. Proxy Voting Record

The voting records contained in this Form N-PX cover the period from July 1, 2021 through June 30, 2022.

Issuer Name	Ticker	CUSIP	Meeting Date	Proposal Text	Proposed Party	Vote Cast	Vote Instruction	Vote For or Against Mgmt
Nextdoor Holdings, Inc.	KIND	65345M108	6/15/2022	Elect three Class I directors of Nextdoor Holdings, Inc., each to serve a three-year term expiring at the 2025 annual meeting of stockholders and until such director’s successor is duly elected and qualified.	Mgmt	No	Did Not Vote	N/A
Nextdoor Holdings, Inc.	KIND	65345M108	6/15/2022	Ratify the appointment of Ernst & Young LLP as our independent registered public accounting firm for the year ending December 31, 2022.	Mgmt	No	Did Not Vote	N/A
Marqeta, Inc.	MQ	57142B104	6/16/2022	To elect the two Class I nominees for director to hold office until the annual meeting of stockholders in 2025 and until their successors have been duly elected and qualified or until such director’s earlier death, resignation or removal	Mgmt	No	Did Not Vote	N/A
Marqeta, Inc.	MQ	57142B104	6/16/2022	To ratify the selection of Ernst & Young LLP as Marqeta’s independent registered public accounting firm for the fiscal year ending December 31, 2022	Mgmt	No	Did Not Vote	N/A
Udemy, Inc.	UDMY	902685106	6/15/2022	To elect two Class I directors to hold office until our 2025 annual meeting of stockholders and until their respective successors are elected and qualified.	Mgmt	No	Did Not Vote	N/A
Udemy, Inc.	UDMY	902685106	6/15/2022	To ratify the appointment of Deloitte & Touche LLP as our independent registered public accounting firm for our fiscal year ending December 31, 2022	Mgmt	No	Did Not Vote	N/A

SIGNATURES

Pursuant to the requirements of the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	The Private Shares Fund

By (Signature and Title):	/s/ Kevin Moss
Kevin Moss, President, The Private Shares Fund

Date:	8/16/2022